BlackRock Advantage Global Fund, Inc.

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage ESG U.S. Equity Fund

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Energy Opportunities Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Liquid Environmentally Aware Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Short Obligations Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock Wealth Liquid Environmentally Aware Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2065 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Systematic ESG Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Income Fund

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 27, 2020 to the Investor A and/or Investor C Shares Prospectus of each Fund (each, a “Prospectus”)

The section of each Prospectus entitled “Intermediary-Defined Sales Charge Waiver Policies—Merrill Lynch” is deleted in its entirety and replaced with the following:

Merrill Lynch:

Shareholders purchasing Fund shares through a Merrill Lynch platform or account (excluding shares purchased from or through the Fund, the Fund’s distributor or any non-Merrill Lynch platform or account, even if Merrill Lynch serves as broker-dealer of record for such shares) will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Charge Waivers on Investor A Shares available at Merrill Lynch

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan/plan participants

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from such Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales charge discounts and waivers

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)

•	Shares exchanged from Investor C (i.e. level-load) shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales charge discounts and waivers

•	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Shares purchased by directors of the Fund, and employees of BlackRock or any of its affiliates, as described in the prospectus

•

Eligible shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Investor A and C Shares available at Merrill Lynch

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Shares bought due to return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a Right of Reinstatement

•

Investor A and C Shares of a Fund held in the following IRA or other retirement brokerage accounts: Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Account and Medical Savings Accounts that are exchanged for Institutional shares of the same Fund due to transfer to certain fee based accounts or platforms

•

Investor A Shares sold, where such Investor A Shares were received as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales charge discounts and waivers

Front-end Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible BlackRock Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, through Merrill Lynch, over a 13-month period of time

The following is added to the end of the section of each Prospectus entitled “Intermediary-Defined Sales Charge Waiver Policies”:

Robert W. Baird & Co. (“Baird”):

Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI

Front-End Sales Charge Waivers on Investor A Shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

•

Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

•

A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•

Shares purchased by employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C Shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Shares bought due to returns of excess contributions from an IRA account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation, & Letters of Intent

•	Breakpoints as described in this prospectus

•

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Baird. Eligible BlackRock Fund assets not held at Baird may be included in ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (“LOI”) allow for breakpoint discounts based on anticipated purchases of BlackRock Funds through Baird, over a 13-month period of time

Shareholders should retain this Supplement for future reference.

PRO-IDSCW-0520SUP